Convertible Senior Notes - Schedule of Conversion of Senior Notes to Common Stock (Detail) - 0.125% Convertible Senior Notes [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2015 $ / shares	Dec. 31, 2014 $ / shares
Debt Instrument [Line Items]
Debt instrument conversion rate	19.1703	19.1703
Initial conversion price per share	$ 52.16	$ 52.16
Free Convertibility Date	Oct. 01, 2018	Oct. 01, 2018